UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  February 28, 2011

Item 1. Reports to Stockholders.

Annual Report

Class I Shares (AASFX)

Class A Shares (AASAX)

February 28, 2011

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	13

SCHEDULE OF SECURITIES SOLD SHORT	24

SCHEDULE OF OPEN FUTURES CONTRACTS	26

STATEMENT OF ASSETS AND LIABILITIES	27

STATEMENT OF OPERATIONS	28

STATEMENTS OF CHANGES IN NET ASSETS	29

FINANCIAL HIGHLIGHTS	30

NOTES TO FINANCIAL STATEMENTS	32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	43

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENTS	44

NOTICE OF PRIVACY POLICY & PRACTICES	47

ADDITIONAL INFORMATION	48

Dear Shareholder:

Global markets have been in recovery mode since the end of the 2008 financial crisis. The returns generated by the S&P 500 throughout the recovery have been no less than stellar.  Nonetheless, the Index is still more than 15% below its highs set in late 2007 and it is currently trading at levels seen ten years ago. Over the past twelve months, equity markets have performed well but underwent their first significant correction since bottoming in early 2009. The correction that began in May 2010 was a sharp shift towards risk aversion driven by solvency issues in Europe and double-dip recession concerns in the U.S.  These fears were exacerbated by inflationary pressures in Emerging Markets, and volatility spikes surrounding the May 6th Flash Crash.  Now that the markets have recovered and recaptured a substantial portion of their 2008 – 2009 losses, we foresee greater unpredictability and further volatility in the markets as we move forward.

Two new strategies joined the fund during the year. Emerging Market Equity, managed by DuPont Capital, and Global Macro, managed by Armored Wolf.  DuPont Capital was added in March 2010 and is a ‘long-only’ directional strategy. We feel that emerging market growth is an attractive long-term theme and that the strategy has the potential to generate superior returns relative to developed markets.  Armored Wolf was added to the Fund in May 2010. The Global Macro strategy seeks to profit, both long and short, from macro imbalances created by global inflation and deflation. We believe both of these managers are valuable additions to the Fund and enhance the quality of the portfolio management team.

For the fiscal year ended February 28, 2011, the Alternative Strategies Mutual Fund’s Class I shares returned 4.45%, while the HFRX Global Hedge Fund Index, the Fund’s most statistically relevant benchmark, returned 6.29%. The Fund experienced a 6.59% drawdown in May and June in conjunction with a global shift towards risk aversion sparked by the European Sovereign Debt Crisis and May 6th Flash Crash.  The broad market selloff pulled the S&P 500 down 12.80% in two months. During this correction, all of the Fund’s strategies lost less than the broad market. Global Macro and Emerging Equities, together representing 38.68% of Fund assets at the end of April 2010, were hit hardest, down 6.63% and 10.05% respectively. Emerging Markets and Global Macro struggled as solvency fears threatened global economic growth and the re-flation investment theme. Specifically, securities of commodity-based emerging economies and positions built to capitalize on inflationary pressures lost value as deflationary concerns spiked.  While more directional allocations to Emerging Equities and Global Macro detracted from performance in May and June, the Fund’s multi-strategy approach and more defensive allocations to Long Short, Market Neutral and Convertible Arbitrage contributed to performance and helped the Fund mitigate the early summer correction. Market Neutral and Convertible Arbitrage performed well as volatility increased and risk aversion flooded the market. The low beta Market Neutral allocation generated alpha through stock selection as the portfolio’s short positions underperformed long positions. The Convertible Arbitrage allocation capitalized on higher volatility through the active management of the portfolio’s equity hedges.  As the market recovered, so did the Fund; gaining more than 8.23% over the next four months, while the S&P 500 and HFRX Global Hedge Fund Index gained 15.53% and 4.30% respectively. While the Fund underperformed the S&P 500 during the recovery due to its allocations to defensive (hedged) strategies, the Fund performed very well relative to its hedge fund benchmark. All but one of Fund’s strategies, Global Macro, recovered their losses and posted positive gains over the twelve months ending February 2011. In this volatile market environment, the Fund’s managers traded frequently, resulting in a high portfolio turnover.  The high turnover, although lower than last year, was driven by the quarterly rebalancing of the Research Affiliates Market Neutral portfolio, as well as, active risk management by the Global Macro, Long Short, Emerging Markets, and Convertible Arbitrage managers.  The primary costs of high turnover are larger brokerage commissions and potentially less favorable tax consequences for Fund shareholders.  We continue to believe the costs associated with higher turnover are outweighed by the benefits of active risk management.

The quick shift towards risk aversion in May and June illustrates the existing “risk on – risk off” nature of the global markets.  By historical standards, asset classes have generated highly correlated returns since 2008. Now that the recovery has largely played out, we anticipate asset class correlations returning to historical norms which may allow for better diversification and lower risk. As this happens, high quality portfolio managers will stand out. Although past performance is not a guarantee of future results, we feel that this environment is especially well suited for the Fund, its alternative strategies, and its stable of world class portfolio managers.  As witnessed by the Fund’s return/risk profile since its inception (March 3, 2008), we continue to focus on the generation of long term capital appreciation with significantly less risk than the broad market.

Sincerely,

James Calhoun
Portfolio Manager

Opinions expressed are those of the Fund, are subject to change, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risk and differences in accounting methods.  The Fund invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.  Investments in debt securities decrease in value when interest rates rise and this risk is greater for longer-term debt securities.  Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses.  Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund.  Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position.  The Fund’s strategies and potential for high turnover could affect the amount, timing and character of distributions.  The Fund bears its share of the fees and expenses of the underlying ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact the Fund’s ability to sell its shares.  Alternative investments may not be suitable for all investors.

Drawdown is the peak-to-trough decline during a specific record period of an investment, fund or commodity.  A drawdown is usually quoted as the percentage between the peak and the trough.

Beta measures the sensitivity of rates of return on a fund to general market movements.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Must be preceded or accompanied by a prospectus.

The Alternative Strategies Mutual Fund is distributed by Quasar Distributors, LLC.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/10 – 2/28/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example (continued)
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/10	2/28/11	9/1/10 – 2/28/11*
Actual**	$1,000.00	$1,081.90	$17.03
Hypothetical (5% return
before expenses)***	$1,000.00	$1,008.43	$16.43

*	Expenses are equal to the Fund’s annualized expense ratio of 3.30%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $12.90.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $12.47.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/10	2/28/11	9/1/10 – 2/28/11*
Actual**	$1,000.00	$1,080.80	$18.47
Hypothetical (5% return
before expenses)***	$1,000.00	$1,007.04	$17.82

*	Expenses are equal to the Fund’s annualized expense ratio of 3.58%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $14.19.

***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $13.71.

ALTERNATIVE STRATEGIES MUTUAL FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Fund seeks to achieve its investment objective by investing primarily in both long and short positions in common and preferred stocks and other equity instruments, bonds and other fixed income securities, derivative securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Advisor’s evaluation of their expected risks and returns. In making these allocations the Advisor considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Advisor. The Fund’s allocation of portfolio assets as of February 28, 2011 is shown below.

Allocation of Portfolio Assets
% of Net Assets

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I
Investment Highlights (continued)
(Unaudited)

Average Annual Returns as of February 28, 2011

		Since
	One	Inception
	Year	(3/3/08)
Alternative Strategies Mutual Fund – Class I	4.45%	1.06%
S&P 500 Index	22.57%	2.18%
HFRX Global Hedge Fund Index	6.29%	(6.97)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices.  The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus. Full strategy and regional descriptions (multi-language), as well as the full ‘HFRX Hedge Fund Indices Defined Formulaic Methodology’ may be downloaded at www.hfrx.com.

One cannot invest directly in an index.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I
Investment Highlights (continued)
(Unaudited)

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A
Investment Highlights (continued)
(Unaudited)

Average Annual Returns as of February 28, 2011(1)

		Since
	One	Inception
	Year	(10/15/08)
Alternative Strategies Mutual Fund – Class A – With Load	(1.87)%	0.16%
Alternative Strategies Mutual Fund – Class A – No Load	4.11%	2.71%
S&P 500 Index	22.57%	20.07%
HFRX Global Hedge Fund Index	6.29%	2.00%

(1)
With load returns reflect the deduction of the current maximum initial sales load of 5.75%.  Returns without load do not reflect the deduction of the current maximum sales charges.  Had the sale load been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices.  The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus. Full strategy and regional descriptions (multi-language), as well as the full ‘HFRX Hedge Fund Indices Defined Formulaic Methodology’ may be downloaded at www.hfrx.com.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A
Investment Highlights (continued)
(Unaudited)

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments
February 28, 2011

	Shares	Value
COMMON STOCKS – 53.07%
Administrative and Support Services – 0.36%
Paychex, Inc. (c)	2,600	$87,438

Air Transportation – 0.15%
AMR Corp. (a) (c)	5,185	34,947

Beverage and Tobacco Product Manufacturing – 2.14%
Altria Group, Inc. (c)	7,281	184,719
British American Tobacco PLC – ADR	1,000	81,130
Central European Distribution Corp. (a)	1,620	37,017
Cia Cervecerias Unidas SA – ADR	1,171	63,410
Diageo PLC – ADR	1,000	78,260
Molson Coors Brewing Co.	1,500	68,595
		513,131
Broadcasting (except Internet) – 0.67%
CTC Media, Inc.	2,200	46,288
DIRECTV (a)(c)	2,500	114,925
		161,213
Building Material and Garden Equipment
and Supplies Dealers – 0.40%
Home Depot, Inc. (c)	2,584	96,822

Chemical Manufacturing – 2.28%
Biogen Idec, Inc. (a)(c)	1,200	82,080
The Dow Chemical Co. (c)	2,355	87,512
Eli Lilly & Co. (c)	1,000	34,560
Novartis AG – ADR	1,000	56,270
Pfizer, Inc. (c)	9,028	173,699
Sanofi-Aventis SA – ADR	1,800	62,244
Teva Pharmaceutical Industries Ltd. – ADR	1,000	50,100
		546,465
Computer and Electronic Product Manufacturing – 3.63%
Dell, Inc. (a)(c)	3,654	57,843
Hewlett-Packard Co. (c)	1,347	58,769
Intel Corp. (c)	466	10,005
L-3 Communications Holdings, Inc. (c)	1,100	87,219
LG Display Co., Ltd. – ADR	2,004	32,024
Nokia OYJ – ADR	4,800	41,424
Northrop Grumman Corp. (c)	530	35,340
Raytheon Co. (c)	500	25,605
Research In Motion Ltd. (a)(b)	1,000	66,140
Sensata Technologies Holding NV (a)(b)	3,150	104,265
Sony Corp. – ADR	2,500	92,100

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Computer and Electronic Product Manufacturing – 3.63% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	9,634	$118,402
Tyco International Ltd. (b)(c)	764	34,640
Xilinx, Inc. (c)	3,200	106,400
		870,176
Credit Intermediation and Related Activities – 7.65%
ABSA Group Ltd. – ADR	1,130	42,601
Banco Bilbao Vizcaya Argentaria SA – ADR	3,500	43,050
Banco Santander SA – ADR	5,000	61,500
The Bank Holdings, Inc. (a)	18,289	323
Bank Of America Corp. (c)	22,157	316,624
Barclays PLC – ADR	2,500	51,925
BB&T Corp. (c)	1,423	39,275
Capital One Financial Corp. (c)	923	45,938
China Construction Bank Corp. – ADR	2,610	45,544
Citigroup, Inc. (a)(c)	47,462	222,122
Commercial International Bank Egypt SAE – ADR	4,700	27,495
Credit Suisse Group AG – ADR	1,800	83,214
Grupo Financiero Banorte SAB de CV – ADR	1,716	38,931
ICICI Bank Ltd. – ADR	496	21,507
Industrial & Commercial Bank of China – ADR	3,925	60,092
JPMorgan Chase & Co. (c)	3,954	184,612
Malayan Banking Bhd. – ADR	5,104	28,845
Meritor Savings Bank (a)	41,000	134,480
Regions Financial Corporation (c)	5,542	42,341
Shinhan Financial Group Co., Ltd. – ADR	1,192	99,901
State Street Corp. (c)	1,600	71,552
SunTrust Banks, Inc. (c)	2,903	87,583
Woori Finance Holdings Co., Ltd. – ADR	2,300	84,364
		1,833,819
Crop Production – 0.14%
Cosan Ltd. (b)	2,010	27,658
Cresud SACIF y A – ADR	398	6,929
		34,587
Electrical Equipment, Appliance, and
Component Manufacturing – 0.42%
Harbin Electric, Inc. (a)	3,500	66,430
Jinpan International Ltd. (b)	3,000	33,900
		100,330
Electronics and Appliance Stores – 0.34%
Ingram Micro, Inc. (a)(c)	4,101	81,733

Fabricated Metal Product Manufacturing – 0.20%
Cameron International Corp. (a)(c)	800	47,304

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Food and Beverage Stores – 0.64%
Kroger Co. (c)	4,845	$110,951
Safeway, Inc. (c)	1,966	42,898
		153,849
Food Manufacturing – 1.36%
Archer-Daniels-Midland Co. (c)	4,950	184,041
Bunge Ltd. (b)(c)	532	38,394
Dean Foods Company (a)(c)	3,719	39,273
JM Smucker Co. (c)	400	27,536
Zhongpin, Inc. (a)(b)	2,000	37,180
		326,424
Food Services and Drinking Places – 0.04%
Yum! Brands, Inc.	188	9,462

General Merchandise Stores – 1.03%
Sears Holdings Corp. (a)(c)	477	39,739
Wal-Mart Stores, Inc. (c)	4,000	207,920
		247,659
Health and Personal Care Stores – 0.84%
CVS Caremark Corp. (c)	2,527	83,543
McKesson Corp. (c)	1,483	117,572
		201,115
Heavy and Civil Engineering Construction – 0.27%
Aveng Ltd. – ADR	3,700	39,183
Fluor Corp. (c)	350	24,766
		63,949
Insurance Carriers and Related Activities – 3.12%
Aflac, Inc. (c)	1,000	58,860
Allstate Corp. (c)	3,068	97,501
Hartford Financial Services Group, Inc. (c)	3,438	101,765
ING Groep NV – ADR (a)	6,000	75,300
Prudential Financial, Inc. (c)	605	39,827
Travelers Companies, Inc. (c)	1,792	107,394
UnitedHealth Group, Inc. (c)	2,250	95,805
WellPoint, Inc. (a)(c)	2,574	171,094
		747,546
Machinery Manufacturing – 2.07%
General Electric Co. (c)	12,445	260,349
Stanley Black & Decker, Inc. (c)	2,000	235,180
		495,529
Management of Companies and Enterprises – 0.45%
Genting Bhd. – ADR	200	3,450
Morgan Stanley (c)	3,528	104,711
		108,161

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Merchant Wholesalers, Nondurable Goods – 1.15%
AmerisourceBergen Corp. (c)	1,273	$48,259
Cardinal Health, Inc. (c)	2,833	117,966
SUPERVALU, Inc. (c)	12,804	110,499
		276,724
Mining (except Oil and Gas) – 3.49%
Barrick Gold Corp. (b)	253	13,364
BHP Billiton Ltd. – ADR (c)	500	47,300
Cia de Minas Buenaventura SA – ADR	1,500	70,005
Consol Energy, Inc. (c)	1,000	50,710
Harmony Gold Mining Co., Ltd. – ADR	5,000	58,900
Newmont Mining Corp. (c)	400	22,108
Peabody Energy Corp. (c)	800	52,392
Rio Tinto PLC – ADR	1,000	71,080
St. Andrew Goldfields Ltd. (a)(b)	250,000	324,224
Thompson Creek Metals Co., Inc. (a)(b)	6,000	79,080
Vale SA – ADR	1,036	35,462
Yanzhou Coal Mining Co., Ltd. – ADR	413	12,390
		837,015
Miscellaneous Manufacturing – 0.25%
Intuitive Surgical, Inc. (a)(c)	180	59,031

Motion Picture and Sound Recording Industries – 0.54%
Time Warner, Inc. (c)	3,399	129,842

Nonmetallic Mineral Product Manufacturing – 0.13%
Pretoria Portland Cement Co., Ltd. – ADR	4,000	31,640

Oil and Gas Extraction – 2.64%
Chesapeake Energy Corp. (c)	1,400	49,854
CNOOC Ltd. – ADR	280	63,935
Marathon Oil Corp. (c)	2,697	133,771
PetroChina Co., Ltd. – ADR	558	76,072
PTT Exploration & Production PCL – ADR	4,402	52,407
Sasol Ltd. – ADR	2,187	120,001
Southwestern Energy Co. (a)	700	27,636
Total SA – ADR (c)	1,800	110,340
		634,016
Paper Manufacturing – 0.26%
International Paper Co. (c)	1,156	32,114
Suzano Papel e Celulose SA – ADR	1,200	31,164
		63,278

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Petroleum and Coal Products Manufacturing – 3.82%
Chevron Corp. (c)	1,906	$197,747
China Petroleum & Chemical Corp. – ADR	1,582	162,313
ConocoPhillips (c)	2,953	229,950
ENI SpA – ADR	1,000	48,850
Exxon Mobil Corp. (c)	937	80,142
Sunoco, Inc. (c)	977	40,897
Valero Energy Corp. (c)	5,515	155,413
		915,312
Plastics and Rubber Products Manufacturing – 0.19%
The Goodyear Tire & Rubber Co. (a)(c)	3,161	44,823

Primary Metal Manufacturing – 1.14%
Alcoa, Inc. (c)	4,770	80,374
Aluminum Corp. of China Ltd. – ADR (a)	1,820	44,663
POSCO – ADR	642	66,177
Ternium SA – ADR	938	33,806
Usinas Siderurgicas de Minas Gerais SA – ADR	4,148	47,578
		272,598
Professional, Scientific, and Technical Services – 0.61%
Cognizant Technology Solutions Corp. (a)(c)	1,250	96,087
Computer Sciences Corp. (c)	728	35,039
Infosys Technologies Ltd. – ADR	220	14,674
		145,800
Publishing Industries (except Internet) – 0.67%
News Corp. (c)	5,400	99,360
SAP AG – ADR	1,000	60,400
		159,760
Rail Transportation – 0.25%
CSX Corp. (c)	800	59,728

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.88%
Deutsche Bank AG (b)	1,400	89,852
NASDAQ OMX Group, Inc. (a)(c)	4,200	120,162
		210,014
Support Activities for Mining – 1.09%
Diamond Offshore Drilling, Inc. (c)	1,000	78,230
Gazprom OAO – ADR (a)	6,290	184,423
		262,653
Telecommunications – 3.91%
Advanced Info Service PCL – ADR	8,897	24,022
America Movil SAB de CV – ADR	2,344	134,592

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Telecommunications – 3.91% (continued)
AT&T, Inc. (c)	6,182	$175,445
China Mobile Ltd. – ADR	3,147	148,759
Millicom International Cellular SA (b)	400	35,040
Philippine Long Distance Telephone Co. – ADR	648	32,193
Sprint Nextel Corp. (a)(c)	13,455	58,798
Telefonica SA – ADR (c)	4,200	107,394
Telekomunikacja Polska SA – ADR	6,162	37,121
Verizon Communications, Inc.	5,009	184,932
		938,296
Transportation Equipment Manufacturing – 1.15%
Embraer SA – ADR	1,122	38,215
Ford Motor Co. (a)(c)	5,560	83,678
General Dynamics Corp. (c)	1,000	76,120
Lockheed Martin Corp. (c)	994	78,685
		276,698
Utilities – 2.31%
Ameren Corp. (c)	1,742	48,706
Cia de Saneamento Basico do Estado de Sao Paulo – ADR	1,500	74,910
Constellation Energy Group, Inc. (c)	1,670	51,887
Duke Energy Corp. (c)	2,408	43,320
Enersis SA – ADR	4,505	91,496
Entergy Corp. (c)	450	32,040
Exelon Corp. (c)	950	39,672
FirstEnergy Corp. (c)	2,489	95,329
NRG Energy, Inc. (a)(c)	3,900	77,961
		555,321
Water Transportation – 0.37%
DryShips, Inc. (a)(b)	18,100	88,871
Wholesale Electronic Markets and Agents and Brokers – 0.02%
General Metals Corp. (a)	121,000	4,598
TOTAL COMMON STOCKS (Cost $11,369,706)		12,727,677

CONVERTIBLE PREFERRED STOCKS – 0.42%
Transportation Equipment Manufacturing – 0.42%
Ford Motor Co. Capital Trust II (c)	2,000	101,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $104,200)		101,700

PREFERRED STOCKS – 1.02%
Credit Intermediation and Related Activities – 0.47%
Banco Bradesco SA (b)	3,500	68,530
BanColombia SA (b)	760	43,266
		111,796

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
Oil and Gas Extraction – 0.25%
Petroleo Brasileiro SA (b)	1,670	$58,734

Telecommunications – 0.15%
Vivo Participacoes SA (b)	1,000	36,810

Utilities – 0.15%
Cia Energetica de Minas Gerais (b)	368	6,205
Cia Paranaense de Energia (b)	1,193	30,445
		36,650
TOTAL PREFERRED STOCKS (Cost $240,411)		243,990

WARRANTS – 0.08%
Insurance Carriers and Related Activities – 0.08%
American International Group, Inc.
Expiration: January, 2021, Exercise Price: $45.000 (a)(c)	1,603	18,595
TOTAL WARRANTS (Cost $18,882)		18,595

EXCHANGE-TRADED FUNDS – 23.51%
Financial Select Sector SPDR Fund (c)	28,950	487,808
Health Care Select Sector SPDR Fund (c)	13,800	451,122
Industrial Select Sector SPDR Fund (c)	12,100	447,821
iShares Barclays TIPS Bond Fund (a)	870	94,090
iShares Dow Jones US Oil Equipment & Services Index Fund (c)	4,700	308,602
iShares MSCI Brazil Index Fund	1,203	89,347
iShares MSCI Canada Index Fund (c)	7,400	249,158
iShares MSCI Chile Investable Market Index Fund	336	23,480
iShares MSCI EAFE Index Fund (c)	3,850	236,968
iShares MSCI Emerging Markets Index Fund	7,961	364,534
iShares MSCI Malaysia Index Fund	1,514	21,302
iShares MSCI Mexico Investable Market Index Fund (c)	3,500	213,920
iShares MSCI Singapore Index Fund (c)	18,200	237,510
iShares MSCI South Africa Index Fund	579	40,165
iShares MSCI South Korea Index Fund	3,224	187,185
iShares MSCI Taiwan Index Fund	10,965	161,624
iShares MSCI Turkey Index Fund	1,039	61,062
Market Vectors – Gold Miners ETF (c)	8,550	511,547
Market Vectors – Poland ETF	3,470	96,119
Market Vectors – Russia ETF	1,370	56,033
PowerShares DB US Dollar Index Bullish Fund (a)(c)	13,900	307,051
PowerShares India Portfolio	3,160	69,457
ProShares Short MSCI Emerging Markets (a)(c)	6,800	215,288
SPDR S&P China ETF	612	46,224

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Shares	Value
EXCHANGE-TRADED FUNDS – 23.51% (continued)
SPDR S&P Emerging Middle East & Africa ETF	3,015	$218,075
Technology Select Sector SPDR Fund (c)	16,700	443,552
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,333,309)		5,639,044

CLOSED-END FUNDS – 2.47%
Aberdeen Indonesia Fund, Inc.	3,687	44,870
China Fund, Inc.	470	14,490
Greater China Fund, Inc.	6,609	80,630
India Fund, Inc.	1,020	30,284
Korea Fund, Inc. (a)	4,601	198,579
Taiwan Fund, Inc. (a)	7,618	136,286
Thai Fund, Inc.	7,204	88,033
TOTAL CLOSED-END FUNDS (Cost $523,287)		593,172

	Principal
	Amount

CONVERTIBLE BONDS – 12.50%
Administrative and Support Services – 0.67%
WebMD Health Corp.
2.500%, 01/31/2018 (c)	$150,000	162,000

Chemical Manufacturing – 0.57%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014 (c)	150,000	137,062

Computer and Electronic Product Manufacturing – 1.52%
Alere, Inc.
3.000%, 05/15/2016 (c)	200,000	224,250
Suntech Power Holdings Co., Ltd.
3.000%, 03/15/2013 (b)(c)	150,000	139,687
		363,937
Electrical Equipment, Appliance, and
Component Manufacturing – 0.83%
Greatbatch, Inc.
2.250%, 06/15/2013 (c)	200,000	198,250

Insurance Carriers and Related Activities – 0.73%
Tower Group, Inc.
5.000%, 09/15/2014	150,000	176,438

Management of Companies and Enterprises – 0.77%
American Equity Investment Life Holding Co.
3.500%, 09/15/2015 (c)	150,000	184,125

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Principal
	Amount	Value
Merchant Wholesalers, Durable Goods – 0.85%
PSS World Medical, Inc.
3.125%, 08/01/2014	$150,000	$205,125

Miscellaneous Manufacturing – 0.57%
American Medical Systems Holdings, Inc.
4.000%, 09/15/2041 (c)	100,000	135,875

Professional, Scientific, and Technical Services – 3.37%
Cadence Design System, Inc.
2.625%, 06/01/2015 (c)	150,000	219,188
Cephalon, Inc.
2.000%, 06/01/2015 (c)	150,000	197,250
Cubist Pharmaceuticals, Inc.
2.500%, 11/01/2017 (c)	150,000	150,000
VeriSign, Inc.
3.250%, 08/15/2037 (c)	200,000	241,500
		807,938
Publishing Industries (except Internet) – 1.00%
CSG Systems International, Inc.
3.000%, 03/01/2017 (c)	100,000	105,250
Rovi Corp.
2.625%, 02/15/2040 (c)	100,000	135,625
		240,875
Rental and Leasing Services – 0.50%
Exterran Holdings, Inc.
4.250%, 06/15/2014 (c)	100,000	119,000

Telecommunications – 0.70%
Virgin Media, Inc.
6.500%, 11/15/2016 (c)	100,000	167,750

Water Transportation – 0.42%
DryShips, Inc.
5.000%, 12/01/2014 (b)(c)	100,000	100,000
TOTAL CONVERTIBLE BONDS (Cost $2,784,261)		2,998,375

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Principal
	Amount	Value

CORPORATE BONDS – 2.10%
Credit Intermediation and Related Activities – 0.87%
BOM Capital PLC
6.699%, 03/11/2015 (b)	$200,000	$209,500

Funds, Trusts, and Other Financial Vehicles – 0.49%
Bumi Capital Pte Ltd.
12.000%, 11/10/2016 (b)	100,000	116,000

Waste Management and Remediation Services – 0.74%
Covanta Holding Corp.
3.250%, 06/01/2014 (c)	150,000	177,562
TOTAL CORPORATE BONDS (Cost $466,035)		503,062

FOREIGN GOVERNMENT AGENCY ISSUES – 0.69%
City of Buenos Aires
12.500%, 04/06/2015 (b)	150,000	165,000
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
(Cost $155,294)		165,000

FOREIGN GOVERNMENT BONDS – 1.24%
Russian Foreign Bond – Eurobond
3.625%, 04/29/2015 (b)	100,000	100,750
Ukraine Government International Bond
6.580%, 11/21/2016 (b)	200,000	197,700
TOTAL FOREIGN GOVERNMENT BONDS (Cost $285,181)		298,450

U.S. GOVERNMENT BONDS – 4.39%
United States Treasury Inflation Indexed Bonds – 4.39%
1.250%, 04/15/2014	621,396	663,243
2.375%, 01/15/2025	348,831	389,574
TOTAL U.S. GOVERNMENT BONDS (Cost $1,026,252)		1,052,817

	Contracts
PURCHASED OPTIONS – 0.15%
Call Options – 0.14%
Crude Oil Future
Expiration: November, 2015, Exercise Price: $100.000	2	34,560
TOTAL CALL OPTIONS		34,560

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
February 28, 2011

	Contracts	Value

Put Options – 0.01%
E-mini Nasdaq 100 Index
Expiration: April, 2011, Exercise Price: $2,320.000	1	$1,015
E-mini S&P 500 Index
Expiration: May, 2011, Exercise Price: $1,200.000	2	1,400
TOTAL PUT OPTIONS		2,415
TOTAL PURCHASED OPTIONS (Cost $28,755)		36,975

	Principal
	Amount
SHORT-TERM INVESTMENTS – 8.25%
Money Market Funds – 8.25%
AIM STIT – Liquid Assets Portfolio (c)	$1,977,731	1,977,731
TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,731)		1,977,731
Total Investments (Cost $24,313,304) – 109.89%		26,356,588
Liabilities in Excess of Other Assets – (9.89)%		(2,372,267)
TOTAL NET ASSETS – 100.00%		$23,984,321

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of these securities are pledged as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short
February 28, 2011

	Shares	Value
3M Co.	955	$88,080
Abbott Laboratories	841	40,452
Aflac, Inc.	848	49,913
Alere, Inc.	3,400	131,376
Allergan, Inc.	1,204	89,301
Amazon.com, Inc.	1,059	183,514
American Equity Investment Life Holding Co.	9,100	120,120
American Express Co.	1,308	56,990
American Medical Systems Holdings, Inc.	4,150	90,926
American Tower Corp.	681	36,747
Amgen, Inc.	669	34,340
Apache Corp.	770	95,957
Apple, Inc.	564	199,210
Berkshire Hathaway, Inc. – Class B	1,552	135,459
BlackRock, Inc.	240	48,958
Broadcom Corp.	746	30,750
Cadence Design System, Inc.	16,300	162,185
Celgene Corp.	2,073	110,076
Cephalon, Inc.	2,800	157,668
Cisco Systems, Inc.	6,604	122,570
The Coca-Cola Co.	2,159	138,003
Cognizant Technology Solutions Corp.	473	36,360
Colgate-Palmolive Co.	482	37,847
Corning, Inc.	1,393	32,123
Covanta Holding Corp.	6,200	104,904
CSG Systems International, Inc.	2,850	55,717
Cubist Pharmaceuticals, Inc.	3,500	76,755
Danaher Corp.	1,535	77,671
Deere & Co.	407	36,691
DIRECTV	1,859	85,458
Dominion Resources, Inc.	891	40,656
DryShips, Inc. (a)	9,700	47,627
eBay, Inc.	1,193	39,971
EMC Corporation	1,624	44,189
Energy Select Sector SPDR Fund (b)	1,000	78,540
EOG Resources, Inc.	1,124	126,236
Expeditors International of Washington, Inc.	1,000	47,800
Exterran Holdings, Inc.	3,250	73,775
Franklin Resources, Inc.	679	85,296
Freeport-McMoRan Copper & Gold Inc.	1,379	73,018
Gilead Sciences, Inc.	2,522	98,308
The Goldman Sachs Group, Inc.	375	61,417
Goodrich Corp.	1,000	86,230
Google, Inc.	239	146,603
Greatbatch, Inc.	2,000	49,760
International Business Machines Corp.	470	76,084
iShares Russell 2000 Index Fund (b)	5,600	460,712

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
February 28, 2011

	Shares	Value
Johnson & Johnson	1,978	$121,528
Las Vegas Sands Corp.	710	33,114
Mastercard, Inc.	172	41,376
McDonald's Corp.	1,517	114,807
Merck & Co., Inc.	1,078	35,110
Microsoft Corp.	1,854	49,279
NetApp, Inc.	604	31,203
Newmont Mining Corp.	494	27,303
NextEra Energy, Inc.	750	41,603
NIKE, Inc.	1,055	93,927
Occidental Petroleum Corporation	2,041	208,121
Oracle Corp.	3,650	120,085
PepsiCo, Inc.	1,590	100,838
Philip Morris International, Inc.	2,134	133,973
Praxair, Inc.	296	29,416
Precision Castparts Corp.	263	37,280
Priceline.com, Inc.	130	59,004
The Procter & Gamble Co.	803	50,629
PSS World Medical, Inc.	5,500	143,110
QUALCOMM, Inc.	2,092	124,641
Rovi Corp.	1,650	91,443
Schlumberger Ltd. (a)	1,939	181,141
Simon Property Group, Inc.	923	101,567
Southern Co.	1,308	49,848
SPDR S&P 500 ETF (b)	5,400	719,010
Stanley Black & Decker, Inc.	1,850	140,286
Starbucks Corp.	1,012	33,376
Texas Instruments, Inc.	956	34,043
Tower Group, Inc.	3,800	103,284
Union Pacific Corp.	878	83,770
United Parcel Service, Inc.	600	44,280
United Technologies Corp.	903	75,437
VeriSign, Inc.	5,000	176,450
Virgin Media, Inc.	4,550	123,942
Visa, Inc.	1,370	100,079
The Walt Disney Co.	1,947	85,162
WebMD Health Corp.	1,500	87,000
Wells Fargo & Co.	96	3,097
Whole Foods Market, Inc.	800	46,848
Yahoo!, Inc.	2,000	32,800
Yum! Brands, Inc.	693	34,879
TOTAL SECURITIES SOLD SHORT (Proceeds $7,614,550)		$8,246,432

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Open Futures Contracts
February 28, 2011

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
E-mini MSCI Emerging Markets	20	March-11	$(10,763)
EURO FX Currency	1	March-11	(740)
US 10 Year Note	5	June-11	(1,414)
US Long Bond	5	June-11	(2,039)
TOTAL FUTURES CONTRACTS SOLD			$(14,956)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
US 5 Year Note	4	June-11	$1,244
S&P 500 E-mini	50	March-11	44,604
Mexican Peso	5	March-11	236
TOTAL FUTURES CONTRACTS PURCHASED			$46,084

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Assets and Liabilities

February 28, 2011

Assets
Investments, at value (cost $24,313,304)	$26,356,588
Deposit for short sales at broker	4,496,099
Deposit for futures at broker	1,301,981
Dividends and interest receivable	78,039
Receivable for investments sold	257,979
Receivable for Fund shares issued	88,547
Other assets	24,001
Total Assets	32,603,234

Liabilities
Securities sold short, at value (proceeds $7,614,550)	8,246,432
Payable for Fund shares redeemed	65,768
Payable to affiliates	42,670
Payable for investments purchased	202,754
Payable to Advisor	18,818
Dividends payable on short positions	10,961
Accrued distribution fees	1,111
Accrued expenses and other liabilities	30,399
Total Liabilities	8,618,913
Net Assets	$23,984,321

Net Assets Consist Of:
Paid-in capital	$23,348,361
Accumulated net realized loss	(806,570)
Net unrealized appreciation (depreciation) on:
Investments	2,035,064
Short transactions	(631,882)
Futures contracts	31,128
Options contracts	8,220
Net Assets	$23,984,321

Class A Shares
Net Assets	2,352,297
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	151,163
Net asset value and redemption price per share(1)	$15.56
Maximum offering price per share ($15.56/0.9425)	$16.51

Class I Shares
Net Assets	21,632,024
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,665,417
Net asset value, redemption price and offering price per share(1)	$12.99

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Operations

 For the Year Ended February 28, 2011

Investment Income
Dividend income(1)	$408,224
Interest income	327,750
Total Investment Income	735,974

Expenses
Advisory fees	623,125
Dividends on short positions	133,935
Interest expense	94,656
Transfer agent fees and expenses	64,017
Administration fees	49,842
Fund accounting fees	43,020
Legal fees	34,426
Federal and state registration fees	30,383
Audit and tax fees	29,119
Custody fees	20,051
Chief Compliance Officer fees and expenses	14,159
Reports to shareholders	11,863
Distribution Fees – Class A	6,227
Trustees’ fees and related expenses	5,573
Other expenses	7,665
Total Expenses	1,168,061
Less waivers and reimbursement by Advisor (Note 4)	(134,260)
Net Expenses	1,033,801

Net Investment Loss	(297,827)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,518,982
Option contracts expired or closed	(8,138)
Short transactions	(1,528,281)
Futures contracts closed	(1,559,581)
Change in net unrealized appreciation/depreciation on:
Investments	2,177,312
Short transactions	(273,450)
Futures contracts	188,232
Options contracts	8,220
Net Realized and Unrealized Gain (Loss) on Investments	1,523,296
Net Increase in Net Assets from Operations	$1,225,469

(1)	Net of $16,734 in foreign withholding taxes and fees.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2011	February 28, 2010
From Operations
Net investment loss	$(297,827)	$(202,962)
Net realized gain (loss) from:
Investments	2,518,982	2,399,905
Foreign currency translation	—	47
Option contracts expired or closed	(8,138)	—
Short transactions	(1,528,281)	(968,956)
Futures contracts closed	(1,559,581)	(217,818)
Change in net unrealized
appreciation (depreciation) on:
Investments	2,177,312	1,138,578
Short transactions	(273,450)	(790,254)
Futures contracts	188,232	(103,840)
Options contracts	8,220	—
Net increase in net assets from operations	1,225,469	1,254,701

From Distributions
Net investment income – Class I	—	(1,885)
Net realized gain on investments – Class A	(49,307)	—
Net realized gain on investments – Class I	(740,805)	—
Net decrease in net assets resulting
from distributions paid	(790,112)	(1,885)

From Capital Share Transactions
Proceeds from shares sold – Class A	850,051	2,884,045
Proceeds from shares sold – Class I	7,600,364	21,648,977
Net asset value of shares issued in reinvestment
of distributions to shareholders – Class A	39,498	—
Net asset value of shares issued in reinvestment
of distributions to shareholders – Class I	678,127	1,331
Payments for shares redeemed – Class A(1)	(1,661,082)	(306,284)
Payments for shares redeemed – Class I(2)	(17,249,976)	(3,834,577)
Net increase (decrease) in net assets
from capital share transactions	(9,743,018)	20,393,492
Total Increase (Decrease) in Net Assets	(9,307,661)	21,646,308

Net Assets
Beginning of period	33,291,982	11,645,674
End of period	$23,984,321	$33,291,982

Accumulated Net Investment Income	$—	$2,201

(1)	Net of redemption fees of $155 for the year ended February 28, 2011.
(2)	Net of redemption fees of $892 and $648 for the years ended February 28, 2011 and February 28, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	February 28,	February 28,	February 28,
	2011	2010	2009(1)
Net Asset Value, Beginning of Period	$12.74	$11.53	$13.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.11)	(0.13)	0.08
Net realized and unrealized
gain (loss) on investments	0.67	1.34	(1.45)
Total from Investment Operations	0.56	1.21	(1.37)

Less distributions paid:
From net investment income	—	0.00 (6)	(0.10)
From net realized gain on investments	(0.31)	—	—
Total distributions paid	(0.31)	0.00 (6)	(0.10)
Paid-in capital from redemption fees (Note 2)	0.00 (6)	0.00 (6)	—
Net Asset Value, End of Period	$12.99	$12.74	$11.53

Total Return(3)	4.45%	10.51%	(10.59)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$21,632	$30,183	$11,269

Ratio of expenses to average net assets:
Before waiver and
expense reimbursement(4)(5)	3.64%	3.95%	4.73%
After waiver and
expense reimbursement(4)(5)	3.22%	3.05%	2.95%

Ratio of net investment loss
to average net assets:
Before waiver and
expense reimbursement(5)	(1.33)%	(1.91)%	(1.11)%
After waiver and
expense reimbursement(5)	(0.91)%	(1.01)%	0.67%

Portfolio turnover rate(3)	224.22%	438.22%	347.24%

(1)	Class I commenced operations on March 3, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 2.92% and 2.50%, 3.40% and 2.50%, and 4.54% and 2.76% for the year ended February 28, 2011, for the year ended February 28, 2010 and the period ended February 28, 2009, respectively.

(5)	Annualized for periods less than one year.
(6)	Less than a half cent per share.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A

Financial Highlights

Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	February 28,	February 28,	February 28,
	2011	2010	2009
Net Asset Value, Beginning of Period	$15.25	$13.83	$15.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.18)	(0.21)	0.03
Net realized and unrealized
gain (loss) on investments	0.80	1.63	(1.23)
Total from Investment Operations	0.62	1.42	(1.20)

Less distributions paid:
From net investment income	—	—	(0.09)
From net realized gain on investments	(0.31)	—	—
Total distributions paid	(0.31)	—	(0.09)
Paid-in capital from redemption fees (Note 2)	0.00 (6)	—	0.12
Net Asset Value, End of Period	$15.56	$15.25	$13.83

Total Return(3)	4.11%	10.27%	(7.19)%

Supplemental Data and Ratios:
Net assets at end of period (000's)	$2,352	$3,109	$377

Ratio of expenses to average net assets:
Before waiver and
expense reimbursement(4)(5)	3.89%	4.23%	6.63%
After waiver and
expense reimbursement(4)(5)	3.46%	3.33%	3.18%

Ratio of net investment loss
to average net assets:
Before waiver and
expense reimbursement(5)	(1.63)%	(2.28)%	(2.80)%
After waiver and
expense reimbursement(5)	(1.21)%	(1.38)%	0.65%

Portfolio turnover rate(3)	224.22%	438.22%	347.24%

(1)	Class A commenced operations on November 5, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.18% and 2.75%, 3.65% and 2.75%, and 6.20% and 2.75% for the year ended February 28, 2011, for the year ended February 28, 2010 and the period ended February 28, 2009, respectively.

(5)	Annualized for periods less than one year.
(6)	Less than a half cent per share.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements
February 28, 2011

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alternative Strategies Mutual Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 3, 2008. Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I. Class A shares commenced operations November 5, 2008. Class A shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is credited or amortized on a straight-line basis until maturity.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day futures contracts are valued, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market, and/or world events cause the Advisor to believe that a security’s last sale price or NOCP may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2011:

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

	Level 1	Level 2	Level 3	Total

Assets:
Equity
Common Stocks	$12,566,923	$160,754	$—	$12,727,677
Convertible Preferred Stocks	101,700	—	—	101,700
Preferred Stocks	243,990	—	—	243,990
Warrants	18,595	—	—	18,595
Exchange-Traded Funds	5,639,044	—	—	5,639,044
Closed-End Mutual Funds	593,172	—	—	593,172
Total Equity	19,163,424	160,754	—	19,324,178
Fixed Income
Foreign Government
Agency Issues	—	165,000	—	165,000
Foreign Government Bonds	—	298,450	—	298,450
U.S. Government Bonds	—	1,052,817	—	1,052,817
Convertible Bonds	—	2,998,375	—	2,998,375
Corporate Bonds	—	503,062	—	503,062
Total Fixed Income	—	5,017,704	—	5,017,704
Purchased Options	36,975	—	—	36,975
Short-Term Investments	1,977,731	—	—	1,977,731
Total Investments
in Securities	$21,178,130	$5,178,458	$—	$26,356,588
Liabilities:
Futures Contracts*	$31,128	$—	$—	$31,128
Short Sales	$(8,246,432)	$—	$—	$(8,246,432)

*	Futures Contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents net unrealized depreciation on futures contracts purchased and sold.

During the year ended February 28, 2011, no securities were transferred into or out of Level 1 or 2.  The Fund held no Level 3 securities throughout the year.

The Fund may invest in Derivative Instruments, including futures contracts on commodities and stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.

Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund’s investment in commodity futures may produce income that will not qualify as good income under the gross income requirements for the Fund to qualify as a regulated investment company.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2011 was as follows:

Derivatives not accounted for	Statement of Assets
as hedging instruments	& Liabilities Location	Value
Futures Contracts	Assets; Deposits for
	futures at broker	$31,128
Purchased Options	Assets; Investments at value	36,975
Total		$68,103

The effect of derivative instruments on the Statement of Operations for the year ended February 28, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for	Statement of
as hedging instruments	Operations Location	Value
Futures Contracts	Net realized gain (loss)
	on futures contracts closed	$(1,559,581)
Written Options	Net realized gain (loss) from
	options contracts closed or expired	15,558
Purchased Options	Net realized gain (loss)
	on purchased options	(23,696)
Total		$(1,567,719)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for	Statement of
as hedging instruments	Operations Location	Value
Futures Contracts	Net change in unrealized
	appreciation/depreciation
	on futures contracts	$188,232
Purchased Options	Net change in unrealized
	appreciation/depreciation
	on purchased options	8,220
Total		$196,452

(b)	Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major securities dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

during the exercise period in the event the option is exercised. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the current value of the option written. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

(e)	Futures

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(f)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

(g)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $892 and $155 were charged on Class I and Class A shares, respectively, during the year ended February 28, 2011.  Redemption fees of $648 were charged on Class I shares during the year ended February 28, 2010.

(j)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

(3)	Federal Tax Matters

Distributions paid to shareholders for the year ended February 28, 2011 and the period ended February 28, 2010 were as follows:

	Ordinary Income	Long-term Capital Gains
February 28, 2011	$790,113	$0
February 28, 2010	$1,885	$0

As of February 28, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$24,506,948
Gross tax unrealized appreciation	$2,611,191
Gross tax unrealized depreciation	(1,362,304)
Net tax unrealized appreciation	$1,248,887
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Total accumulated gains/(losses)	$(612,926)
Total accumulated earnings/(losses)	$635,961

The difference between book basis and tax basis of investments relates to wash sale deferrals and outstanding partnership adjustments.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated Net Investment Income	$295,619
Accumulated Net Realized Gain/(Loss)	6,635
Paid-In Capital	(302,254)

At February 28, 2011, the Fund generated a capital loss carryforward of $516,819, expiring February 28, 2019.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2011. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2011. At February 28, 2011, the fiscal years 2008-2011 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

the Board of Trustees to the extent necessary to ensure that the Fund’s total operating expenses (excluding front-end loads, taxes, leverage, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) do not exceed 2.75% for Class A shares and 2.50% for Class I shares (the “Expense Limitation Cap”) with respect to the average daily net assets for each share class. For the year ended February 28, 2011, expenses of $134,260 incurred by the Fund were waived or reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$156,549
2012	$173,703
2013	$134,260

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and the below listed sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Armored Wolf, LLC
Dunham & Associates Investment Counsel, Inc.
DuPont Capital Management Corporation
Research Affiliates, LLC
Sage Capital Management, LLC

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class A shares for services to prospective Fund shareholders and distribution of Fund shares. During the year ended February 28, 2011, the Fund accrued expenses of $6,227 pursuant to the 12b-1 Plan. As of February 28, 2011, $1,111 was available for future 12b-1 expenses.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter. The Chief Compliance Officer is also an employee of the Administrator. For the year ended February 28, 2011, the Fund was allocated $14,159 of the Trust’s Chief Compliance Officer fee.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
Class I	February 28, 2011	February 28, 2010
Shares sold	594,683	1,693,186
Shares reinvested	52,896	103
Shares redeemed	(1,350,762)	(301,643)
Net increase (decrease)	(703,183)	1,391,646

	Year Ended	Year Ended
Class A	February 28, 2011	February 28, 2010
Shares sold	55,829	196,910
Shares reinvested	2,569	—
Shares redeemed	(111,151)	(20,252)
Net increase (decrease)	(52,753)	176,658

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 28, 2011 are summarized below.

Purchases
U.S. Government	$7,851,347
Other	$55,377,005

Sales
U.S. Government	$6,972,901
Other	$62,521,412

(9)	Line of Credit

The Fund had a line of credit in the amount of $2,750,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the year ended February 28, 2011, the Fund borrowed on the line of credit on twenty-one days, with an average borrowing on those days of $191,333.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
February 28, 2011

(10)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the RIC Modernization Act for qualification testing are effective for the February 28, 2011 taxable year. The effective date for changes in the treatment of capital losses is the February 28, 2012 taxable year.

ALTERNATIVE STRATEGIES MUTUAL FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of
Alternative Strategies Mutual Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, the schedule of securities sold short, and the schedule of open futures contracts, of Alternative Strategies Mutual Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, as of February 28, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 29, 2011

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 4, 2011, to consider the renewal of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Ascentia Capital Partners, LLC (the “Advisor”) and Dunham & Associates Investment Counsel, Inc. (“DAIC”), with respect to the management of the Alternative Strategies Mutual Fund (the “Fund”), a series of the Trust.  At the meeting on February 4, 2011, the Trustees considered due diligence materials provided by Ascentia for DAIC in connection with the renewal of the Sub-Advisory Agreement, including DAIC’s Form ADV.  In connection with their review of the Sub-Advisory Agreement, the Trustees considered: (i) the nature and quality of the investment sub-advisory services to be provided by DAIC, including the experience and qualifications of the personnel providing such services; (ii) DAIC’s financial condition, history of operations and ownership structure; (iii) DAIC’s brokerage and soft dollar practices; and (iv) DAIC’s investment strategies and style of investing.  The Trustees considered DAIC’s responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers, David Holmes and Scott Albright, and other key personnel at DAIC.  In considering the Sub-Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  Based on their evaluation of information provided by the Advisor, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Sub-Advisory Agreement until August 31, 2011.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by DAIC to the Fund.  The Trustees noted that they had previously reviewed the investment management qualifications and experience of DAIC, and had reviewed and considered additional information provided to them on a quarterly basis, including performance information relating to DAIC’s management of a portion of the assets of the Fund.  The Trustees also considered information provided by Ascentia specifically for the February 4, 2011 meeting relating to DAIC’s code of ethics and DAIC’s compliance and control procedures and objectives with respect to providing advisory services to the Fund.  The Trustees noted that DAIC had recently been reviewed by the SEC, and had received several deficiencies as a result of the review.  The Trustees further noted that Ascentia’s CCO and compliance support staff had reported on the steps DAIC was in the process of taking to address these deficiencies and improve its compliance program.  The Trustees concluded that DAIC had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Fund by DAIC were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE SUB-ADVISOR.

The Trustees discussed the Fund’s performance, including the performance relating specifically to the portion of the Fund’s assets managed by DAIC, for the three-month

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements (continued)

period ended November 30, 2010, and since DAIC was hired as a sub-adviser to the Fund on May 14, 2008.  The Trustees noted that DAIC currently managed 6% of the Fund’s total portfolio.  The Trustees noted that while performance for the segment of the Fund’s assets managed by DAIC for the quarter ended November 30, 2010 was positive, overall performance for that segment of the Fund’s assets was negative since May 14, 2008.  The Trustees concluded that the performance obtained by DAIC for the Fund was satisfactory under current market conditions and the international strategy applied by DAIC in managing a segment of the Fund.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the DAIC’s continued management of the Fund’s portfolio.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISOR.

With respect to the sub-advisory fees, the Trustees considered that DAIC was paid by the Advisor out of its advisory fees and not by the Fund.  The Trustees also believed, based on information that the Advisor provided, that the Sub-Advisory Agreement had been negotiated at arm’s-length between the Advisor and DAIC.  Nevertheless, the Trustees also reviewed information provided by the Sub-Advisor with respect to investment advisory fees charged by them to other clients.  The Advisor confirmed to the Trustees that the sub-advisory fees to be paid to DAIC were reasonable in light of the anticipated quality of the services to be performed by DAIC.  Since all sub-advisory fees will be paid by the Advisor, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to DAIC.  Consequently, the Trustees did not consider the costs of services provided by DAIC or DAIC’s profitability from its relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to DAIC under the Sub-Advisory Agreement were reasonable in light of the services to be provided thereunder.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

Since the sub-advisory fees are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by DAIC from its association with the Fund.  The Trustees concluded that the benefits that DAIC may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements (continued)

6.	CONCLUSIONS WITH RESPECT TO THE SUB-ADVISORY AGREEMENT.

The Trustees considered all of the foregoing factors.  In considering the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Advisor with respect to DAIC.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreement as being in the best interests of the Fund and its shareholders.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 27.09% of its ordinary income distribution for the year ended February 28, 2011 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2011, 24.39% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-506-7390.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–Present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	27	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards and Training		company with
			(1990–1999).		two portfolios).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	27	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–Present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007); President,		companies).
CAO and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–Present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–Present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–Present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 37		2008	Services, LLC
(2002–Present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at

1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ALTERNATIVE STRATEGIES MUTUAL FUND

Investment Advisor	Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed on May 6, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2011	FYE 2/28/2010
Audit Fees	26,150	25,400
Audit-Related Fees	0	0
Tax Fees	4,880	4,740
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2011	FYE 2/28/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2011	FYE 2/28/2010
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed May 6, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title/s/ Joseph Neuberger
Joseph Neuberger, President

Date   05/02/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title/s/ Joseph Neuberger
Joseph Neuberger, President

Date   05/02/2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date   05/02/2011